Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of Unconsolidated Structured Entities and Nature of Risks
Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as at December 31, 2021 and 2022, are as follows:

(in millions of Korean won)	December 31, 2021
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	2,343,487	￦	5,202,439	￦	2,256,256	￦	9,802,182
Assets recognized in statement of financial position
Other financial assets	￦	40,587	￦	237,841	￦	—	￦	278,428
Joint ventures and associates		125,009		246,440		—		371,449

Total	￦	165,596	￦	484,281	￦	—	￦	649,877

Maximum loss exposure 1
Investment assets	￦	165,596	￦	484,281	￦	—	￦	649,877
Investment agreement, etc		—		63,489		—		63,489

Total	￦	165,596	￦	547,770	￦	—	￦	713,366

1
Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

(in millions of Korean won)	December 31, 2022
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	3,539,827	￦	5,580,445	￦	2,044,989	￦	11,165,261
Assets recognized in statement of financial position
Other financial assets	￦	77,819	￦	237,907	￦	—	￦	315,726
Joint ventures and associates		123,138		268,275		—		391,413

Total	￦	200,957	￦	506,182	￦	—	￦	707,139

Maximum loss exposure 1
Investment assets	￦	200,957	￦	506,182	￦	—	￦	707,139
Investment agreement, etc		40,914		91,224		—		132,138

Total	￦	241,871	￦	597,406	￦	—	￦	839,277

1
Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.